Warrant Liability (Tables) (Warrant [Member])	9 Months Ended
Sep. 30, 2013
Warrant [Member]
Schedule of derivative warrant liabilities valued at the closing dates of purchase agreement

	Placement Agent Warrants		Investor Warrants
Investor Warrants	September 30, 2013	August 21, 2013	September 30, 2013	August 21, 2013	August 15, 2013

Closing price per share of common stock	$0.63	$0.84	$0.63	$0.84	$0.69
Exercise price per share (range)	0.60	0.60	1.00	1.00	1.00
Expected volatility	132.1%	134.9%	132.1%	134.9%	134.1%
Risk-free interest rate	1.4%	1.6%	1.4%	1.6%	1.6%
Dividend yield	-	-	-	-	-
Remaining expected term of underlying securities (years)	4.9	5.0	4.9	5.0	5.0